Subsequent Event	12 Months Ended
Jun. 30, 2024
Subsequent Event [Abstract]
Subsequent Event
14.	Subsequent Event

Reversal Merger

On August 2, 2024 (the “Closing Date”), Helport Limited consummated the transaction pursuant to the First Amendment to the Business Combination Agreement, dated December 18, 2023, (and as may be further amended, collectively “Business Combination Agreement”) with Tristar Acquisition I Corp. (“Tristar”), Merger I Limited, a British Virgin Islands business company and a wholly-owned subsidiary of PubCo (the “First Merger Sub”), Merger II Limited, an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of PubCo (the “Second Merger Sub”).

The merger was carried out in two steps:

(3)	First Merger: The First Merger Sub will merge with and into Helport Limited (the “First Merger”), with Helport Limited surviving the First Merger as a wholly-owned subsidiary of PubCo and the outstanding securities of Helport Limited being converted into the right to receive securities of PubCo.

(4)	Second Merger: Following the First Merger, the Second Merger Sub will merge with and into Tristar (the “Second Merger”, and together with the First Merger, the “Mergers”), with Tristar surviving the Second Merger as a wholly-owned subsidiary of PubCo and the outstanding securities of Tristar being converted into the right to receive securities of PubCo

Consideration of $355 million was paid to Helport Limited’s shareholders, subject to net debt and working capital adjustments, and will be paid entirely in newly issued ordinary shares of PubCo, with each share valued at the Per Share Price. After the closing of the Business Combination on August 2, 2024, PubCo has 37,132,968 ordinary shares and 18,844,987 warrants issued and outstanding.

Lease Commitments

As of the date of issuance of the combined financial statements, the Group entered into two long-term operating leases for office spaces subsequently. One is located in the Philippines, with a lease term from October 16, 2024 to October 31, 2030, and an annual rental payment of PHP3,454,080 ($59,064). The other lease is located in the United States, with a lease term from October 1, 2024 to September 30, 2029, and the calculation of rental payments, as stipulated in the lease agreement, will totally amount to $710,034 during the entire lease term.

Subsequent Collection of Accounts Receivable

As of the date of issuance of the combined financial statements, the Group has collected $10,057,693 in the balance of accounts receivable from customers. The uncollected balance of accounts receivable accounts for 52.81% of the total balance of accounts receivable as of June 30, 2024, which are all aged within six months and the credit term granted to the customers. The collection of accounts receivable has immediately used to settle the accounts payable, mainly include the contract fee payable for the development of intangible assets.

The Group has evaluated subsequent events through June 30, 2024, the date of issuance of the combined financial statements, other than the events as disclosed above, and did not identify any other subsequent events with material financial impact on the Group’s combined financial statements.